SHAREHOLDERS' EQUITY (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
SHAREHOLDERS' EQUITY
NOTE 14 -	SHAREHOLDERS' EQUITY

a.
TAT's Ordinary shares confer upon their holders voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

b.
On July 2, 2009, TAT completed a merger with Limco-Piedmont. As part of the merger, TAT acquired the entire remaining shares of Limco-Piedmont held by Limco-Piedmont's public shareholders in exchange for 2,520,372 newly issued shares of TAT, see also note 3(a)(1).

c.	Treasury purchase plan

On March 11, 2009 and on August 13, 2009, TAT's board of directors authorized its management to enter into an engagement with Oppenheimer Israel Investment House for the blind trust repurchase of TAT's shares under rule 10b5-1 of the Securities Exchange Act of 1934.

The first repurchase plan (from March 11, 2009) was terminated on March 26, 2009, under which TAT repurchased 4,650 shares for a cumulative amount of $26.

The second repurchase plan (from August 13, 2009) permitted for Oppenheimer Israel to purchase shares of TAT during trade on a foreign stock exchange at a scope of up to $2,000 in a period of six months from August 13, 2009 and at a price not exceeding $9 per share. The second plan was completed on December 2009, under which 253,390 shares were repurchased, representing approximately 2.8% of the Company's share capital in consideration of approximately $2,000 (an average of $7.9 per share).

The repurchased shares under both plans became dormant as defined in the Israeli Companies Law.

A reconciliation of opening and closing balances of the number of ordinary shares (in thousands) is presented below:

	2011	2010	2009
Balance outstanding at beginning of year	8,815	8,815	6,553
Issuance of shares	-	-	2,520
Exercise of options by employees	-	-	-
Purchase of treasury shares	-	-	(258)
Balance outstanding at end of year	8,815	8,815	8,815

d.	Stock option plans

(1)
On August 14, 2008, TAT's Board of Directors approved the grant of 65,477 unregistered options of Series A, B and C to its Chief Executive Officer. Each option of Series A, B and C vests over two, three and four years commencing May 19, 2008, respectively, and expires three years after vesting. Each Series A, B and C option can be exercised into one Ordinary share 0.9 NIS par value, for an exercise price of $6.15 (adjusted for dividend distribution and other equity changes as defined in the option grant terms). Alternatively, the Chief Executive Officer can opt to receive TAT's Ordinary shares based on the value of the appreciation over the exercise price.

The weighted average fair value of stock options granted at the grant date, is $2.69, $2.9 and $3.15, for Series A, B a C, respectively, based on the Black-Scholes option-pricing model with the following weighted average assumptions:

	Series A	Series B	Series C

Number of options	21,826	21,826	21,825
Weighted average expected stock price volatility	60.05%	55.96%	54.57%
Weighted average expected option life (in years)	3.25	4.25	5.25
Average risk free interest rate	2.72%	2.94%	3.15%
Dividend yield	0%	0%	0%

The expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted. The expected life assumption is based on assumption related to the options' vesting schedules and life terms. The dividend yield is derived from the absence of formal dividend distribution plan.

The following table is a summary of the activity of TAT's stock Option plan:

	Year ended December 31,
	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	65,477	$6.15	65,477	$6.15	65,477	$6.15
Granted	-	-	-	-	-	-
Forfeited	(21,825)	6.15	-	-	-	-

Outstanding at the end of the year	43,652	$6.15	65,477	$6.15	65,477	$6.15

Exercisable options	43,652	$6.15	21,826	$6.15	-	$-

Compensation expenses attributable to outstanding stock options were $49 and $63 for the years ended December 31, 2010 and 2009, respectively. Compensation expense is recognized in the statement of income as an operating expense based on the fair value of the option over the requisite service period. Following the resignation of Mr. Fledel, the Company's Chief Executive Officer on December 7, 2011 (see note 10(j)) the 21,825 unvested stock options forfeited and the remaining 43,652 stock options expired on March 6, 2012. As result, the Company recorded for the year ended December 31, 2011 an income from the expiration of such options, in the total amount of $37.

(2)
On November 24, 2011, TAT's Board of Directors approved, subject to the approval of the Company's shareholders, the grant of an aggregate of 400,000 options to purchase Ordinary shares 0.9 NIS par value of the Company to senior executives and certain members of the Board of Directors, at an exercise price of $6.5 per share. Half of the options will vest over a three year period, on a straight line basis, and half of the options will vest over a three year period provided that TAT's shareholders' equity in its audited financial statements in any of the four years following the grant date will exceed $95,000.

(3)
On February 25, 2009, Limco-Piedmont's board of directors decided to grant options to directors and managers to purchase 230,000 Common stock of Limco-Piedmont ("The 2009 plan"). The optionees included the Company's Chairman, Chief Executive Officer and a director in the Company who also served as director in Limco-Piedmont who each received 30,000 options. The exercise increment for each option was $ 2.16 and its value based on the Black & Scholes option pricing model was $ 1.06.

The following table summarizes Limco's weighted average assumptions used in the valuation of options (granted under the 2009 plan) for the year ended December 31, 2009:

2009

Weighted average expected stock price volatility	56%
Weighted average expected option life (in years)	3.5
Average risk free interest rate	2.87%
Dividend yield	0%

The expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted. The expected life assumption is based on assumption related to the options' vesting schedules and life terms.

Limco uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. Due to the relative short period of the time Limco has been public TAT has estimated a 0% forfeiture rate. The expected term of options is based on the simplified method as allowed under and ASC 718-10-S99 and 110 issued by the SEC.  The simplified method assumes the option will be exercised midway between the vesting date and the contractual term of the option.  Limco is able to use the simplified method as the options qualify as "plain vanilla" options as defined by ASC 718-10-S99 and since Limco does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. Expected dividend yield is based upon Limco's historical and projected dividend activity and the risk free interest rate is based upon US Treasury rates appropriate for the expected term of the options.

(4)
Upon the completion of the merger between TAT and Limco-Piedmont, as detailed in note 3(a)(1) above, all options granted under note 14(d)(3) above were cancelled. Upon the cancellation date, Limco-Piedmont recorded expenses totaling $ 542 which as of the date of cancellation represents the expense over the unvested options.

A summary of Limco-Piedmont's Option plans activity for the year ended December 31, 2009, is presented below:

	Number of options	Weighted average exercise price	Weighted average contractual life remaining	Aggregate intrinsic value
	(in thousands)		in years	(in thousands)

Outstanding at January 1, 2009	311	$10.01	4.37	$-
Granted	230	$2.25	-	-
Cancelled	(541)	$6.71	-	-

Outstanding at December 31, 2009	-	$-	-	$-

Exercisable at December 31, 2009	-	$-	-	$-

e.	Market Maker for TAT shares traded in Tel Aviv Stock Exchange

On August 15, 2011, TAT entered into a Market Making agreement for its shares traded on the Tel Aviv Stock Exchange (TASE) with Harel Finance Trade & Securities Ltd. for the purpose of improving liquidity of TAT shares. The agreement is for a 12 month period, subject for TASE's approval. The agreement will be automatically extended in 12 month periods, unless otherwise terminated by either of the parties giving 30 days notice or in accordance with certain regulatory circumstances. TAT will pay an immaterial fee in connection with the said agreement.

f.	Dividends

On March 11, 2009, TAT's Board of Directors declared a cash dividend in the total amount of $3,617, or $0.55 per share, for all of the shareholders of Company at the effective date - March 29, 2009. TAT paid the dividend on April 8, 2009.

On March 11, 2009, Bental's Board of Directors approved the distribution of cash dividend in the total amount of $2,923. The dividend was paid on April 5, 2009, out of which TAT received $2,046.

On November 12, 2009, TAT's Board of Directors declared a cash dividend in the total amount of $2,648 or $0.38 per share, for all of the shareholders of the Company at the effective date November 23, 2009. TAT paid the dividend on December 7, 2009.

On November 24, 2009, Bental's Board of Directors approved the distribution of cash dividend in the total amount of $1,297. The dividend was paid on December 7, 2009, out of which TAT received $908.